Commitments (Tables)	12 Months Ended
Mar. 31, 2021
Capital expenditures
Commitments
Schedule of commitments

	As of March 31,
	2020	2021

	(in millions of RMB)
Contracted but not provided for:
Purchase of property and equipment	15,572	22,736
Construction of corporate campuses	8,982	14,859
	24,554	37,595

Co-location, bandwidth fees, licensed copyrights and marketing expenses
Commitments
Schedule of commitments

	As of March 31,
	2020	2021

	(in millions of RMB)
No later than 1 year	27,398	35,109
Later than 1 year and no later than 5 years	19,261	17,266
More than 5 years	3,102	2,849
	49,761	55,224